Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Summary of Trade Receivables

Trade receivables disaggregated by nature of the relationship with the customers are as follows:

	31/12/21	31/12/20
Third parties	38,556	34,613
Related parties	8,028	7,202
Gross trade receivables	46,584	41,815
Allowance for doubtful accounts	(5,325)	(7,881)
Total trade receviables	41,259	33,934

Transactions with related parties are conducted at arm’s length (see note 43).

Trade receivables by geographic region are analysed as follows:

	31/12/21	31/12/20
Italian customers	10,678	10,259
Other European customers	12,252	11,128
North American customers	7,232	5,447
Chinese customers	7,059	6,873
South American customers	4,956	3,482
Other foreign customers	4,407	4,626
Gross trade receivables	46,584	41,815
Provision for doubtful accounts	(5,325)	(7,881)
Total trade receivables	41,259	33,934

Summary of Provision for Doubtful Accounts

The following tables provide the movements in the provision for doubtful accounts for the years ended December 31, 2021 and 2020.

	31/12/21	31/12/20
Balance at beginning of year	7,881	8,699
Charges – bad debt expense	76	1,802
Reductions – write off of uncollectible amounts	(2,015)	(1,024)
Reductions – reversal to profit and loss	(617)	—
Reclassification to assets held for sale	—	(1,596)
Balance at end of year	5,325	7,881

Summary of Carrying Amount of Trade Receivables that have been Transferred but have not been Derecognized and the Associated Liabilities

The following information shows the reporting-date carrying amount of trade receivables that have been transferred but have not been derecognised and the associated liabilities.

	31/12/21	31/12/20
Carrying amount of trade receivables transferred	29,778	24,855
Carrying amount of associated liabilities	(26,341)	(22,246)
Total, net	3,437	2,609